BlackRock Capital Appreciation V.I. Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.2%
Aerospace & Defense — 0.7%
TransDigm Group, Inc.
(a)
............... 2,829 $ 1,663,226
Capital Markets — 3.8%
Morgan Stanley ..................... 28,436 2,208,340
S&P Global, Inc. .................... 18,502 6,528,800
8,737,140
Chemicals — 2.1%
International Flavors & Fragrances, Inc. ..... 8,256 1,152,620
Linde plc ......................... 1,949 545,993
Sherwin-Williams Co. (The) ............. 4,080 3,011,081
4,709,694
Containers & Packaging — 0.6%
Ball Corp. ......................... 16,707 1,415,751
Entertainment — 3.0%
Netflix, Inc.
(a)
....................... 12,974 6,768,017
Equity Real Estate Investment Trusts (REITs) — 0.9%
SBA Communications Corp. ............ 7,443 2,065,805
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories .................. 18,747 2,246,641
Boston Scientific Corp.
(a)
............... 98,866 3,821,171
Danaher Corp. ..................... 7,216 1,624,177
Intuitive Surgical, Inc.
(a)
................ 1,880 1,389,207
9,081,196
Health Care Providers & Services — 3.2%
Humana, Inc. ...................... 7,868 3,298,659
UnitedHealth Group, Inc. ............... 10,988 4,088,305
7,386,964
Hotels, Restaurants & Leisure — 0.5%
Domino's Pizza, Inc.
(b)
................. 3,341 1,228,786
Industrial Conglomerates — 1.6%
Roper Technologies, Inc. ............... 8,982 3,622,800
Interactive Media & Services — 11.3%
Alphabet, Inc., Class A
(a)
............... 4,653 9,596,906
Facebook, Inc., Class A
(a)
.............. 26,801 7,893,698
Snap, Inc., Class A
(a)(b)
................ 104,862 5,483,234
Tencent Holdings Ltd. ................. 33,600 2,681,534
25,655,372
Internet & Direct Marketing Retail — 11.3%
(a)
Amazon.com, Inc. ................... 6,572 20,334,294
MercadoLibre , Inc. ................... 3,689 5,430,724
25,765,018
IT Services — 12.8%
Fidelity National Information Services, Inc. ... 17,154 2,412,024
Mastercard , Inc., Class A ............... 24,898 8,864,933
PayPal Holdings, Inc.
(a)
................ 13,910 3,377,904
Shopify, Inc., Class A
(a)
................ 2,123 2,349,099
Visa, Inc., Class A ................... 44,424 9,405,894
Wix.com Ltd.
(a)
...................... 9,414 2,628,577
29,038,431
Life Sciences Tools & Services — 0.6%
Lonza Group AG (Registered)
(a)
.......... 2,496 1,396,012
Security
Shares
Shares Value
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.
(a)
.............. 41,734 $ 1,374,301
Multiline Retail — 1.3%
Dollar Tree, Inc.
(a)
.................... 25,293 2,895,037
Pharmaceuticals — 2.3%
AstraZeneca plc, ADR
(b)
............... 39,234 1,950,714
Zoetis, Inc. ........................ 21,122 3,326,293
5,277,007
Professional Services — 3.0%
CoStar Group, Inc.
(a)
.................. 5,120 4,208,077
TransUnion ........................ 28,827 2,594,430
6,802,507
Road & Rail — 0.7%
Union Pacific Corp. .................. 7,715 1,700,463
Semiconductors & Semiconductor Equipment — 8.8%
Analog Devices, Inc. .................. 34,798 5,396,474
ASML Holding NV (Registered), NYRS ..... 11,888 7,339,176
Marvell Technology Group Ltd. ........... 92,541 4,532,658
NVIDIA Corp. ...................... 5,023 2,681,930
19,950,238
Software — 17.7%
Adobe, Inc.
(a)
....................... 10,377 4,932,915
Autodesk, Inc.
(a)
..................... 11,509 3,189,719
Intuit, Inc. ......................... 14,542 5,570,459
Microsoft Corp. ..................... 76,325 17,995,145
RingCentral, Inc., Class A
(a)
............. 7,495 2,232,611
ServiceNow , Inc.
(a)
................... 12,604 6,303,386
40,224,235
Specialty Retail — 2.5%
Lowe's Cos., Inc. .................... 15,959 3,035,083
TJX Cos., Inc. (The) .................. 39,036 2,582,231
5,617,314
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. ........................ 59,149 7,225,050
Textiles, Apparel & Luxury Goods — 2.7%
LVMH Moet Hennessy Louis Vuitton SE ..... 2,906 1,941,067
NIKE, Inc., Class B .................. 32,228 4,282,779
6,223,846
Total Common Stocks — 99.2%
(Cost: $137,728,716) .............................. 225,824,210
Preferred Stocks — 0.6%
Media — 0.6%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,100,015)
(c)(d)
................ 10,039 1,319,901
Total Preferred Stocks — 0.6%
(Cost: $1,100,015) ............................... 1,319,901
Total Long-Term Investments — 99.8%
(Cost: $138,828,731) .............................. 227,144,111

BlackRock Capital Appreciation V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Short-Term Securities — 1.5%
(e)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 554,674 $ 554,674
SL Liquidity Series, LLC, Money Market Series,
0.16%
(f)
........................ 2,942,647 2,943,530
Security
Shares
Shares Value
Total Short-Term Securities — 1.5%
(Cost: $3,498,204) ............................... $ 3,498,204
Total Investments — 101.3%
(Cost: $142,326,935 ) .............................. 230,642,315
Liabilities in Excess of Other Assets — (1.3)% ............. (2,993,698)
Net Assets — 100.0% ............................... $ 227,648,617
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,319,901, representing 0.58% of its net assets as of period end, and an original cost of $1,100,015.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 1,393,435 $ — $ (838,761) $ — $ — $ 554,674 554,674 $ 54 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 9,399,514 — (6,455,859) (125) — 2,943,530 2,942,647 8,666
(b)
—
$ (125) $ — $ 3,498,204 $ 8,720 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

BlackRock Capital Appreciation V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 1,663,226 $ — $ — $ 1,663,226
Capital Markets ........................................ 8,737,140 — — 8,737,140
Chemicals ............................................ 4,709,694 — — 4,709,694
Containers & Packaging .................................. 1,415,751 — — 1,415,751
Entertainment ......................................... 6,768,017 — — 6,768,017
Equity Real Estate Investment Trusts (REITs) .................... 2,065,805 — — 2,065,805
Health Care Equipment & Supplies ........................... 9,081,196 — — 9,081,196
Health Care Providers & Services ............................ 7,386,964 — — 7,386,964
Hotels, Restaurants & Leisure .............................. 1,228,786 — — 1,228,786
Industrial Conglomerates .................................. 3,622,800 — — 3,622,800
Interactive Media & Services ............................... 22,973,838 2,681,534 — 25,655,372
Internet & Direct Marketing Retail ............................ 25,765,018 — — 25,765,018
IT Services ........................................... 29,038,431 — — 29,038,431
Life Sciences Tools & Services .............................. — 1,396,012 — 1,396,012
Metals & Mining ........................................ 1,374,301 — — 1,374,301
Multiline Retail ......................................... 2,895,037 — — 2,895,037
Pharmaceuticals ....................................... 5,277,007 — — 5,277,007
Professional Services .................................... 6,802,507 — — 6,802,507
Road & Rail ........................................... 1,700,463 — — 1,700,463
Semiconductors & Semiconductor Equipment .................... 19,950,238 — — 19,950,238
Software ............................................. 40,224,235 — — 40,224,235
Specialty Retail ........................................ 5,617,314 — — 5,617,314
Technology Hardware, Storage & Peripherals .................... 7,225,050 — — 7,225,050
Textiles, Apparel & Luxury Goods ............................ 4,282,779 1,941,067 — 6,223,846
Preferred Stocks ......................................... — — 1,319,901 1,319,901

BlackRock Capital Appreciation V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Short-Term Securities ....................................... $ 554,674 $ — $ — $ 554,674
Subtotal ....................................................
$ 220,360,271 $ 6,018,613 $ 1,319,901 $ 227,698,785
Investments V alued at NAV
(a)
..................................... 2,943,530
$ —
Total Investments .............................................. $ 230,642,315
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.